Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Total expense
Base Rents	$ 76,108,000	$ 63,932,000	$ 59,521,000
Other Expense	16,879,000	16,931,000	14,043,000
Total Lease Expense	92,987,000	80,863,000	73,564,000
Sublease Rentals
Future minimum commitments for contracts related to sponsorships and space rentals at special event venues	2,100,000
Future minimum commitments for contracts related to sponsorships and space rentals at special event venues for fiscal 2012	2,100,000
Future minimum commitments for contracts related to sponsorships and space rentals at special event venues for fiscal 2013	2,100,000
Properties operated by the company
Future minimum lease payments under operating leases
2013	81,852,000
2014	70,412,000
2015	57,785,000
2016	44,587,000
2017	29,660,000
Thereafter	53,272,000
Total future minimum lease payments	337,568,000
Properties no longer operated by the company
Future minimum lease payments under operating leases
2013	768,000
2014	709,000
2015	497,000
2016	409,000
2017	416,000
Thereafter	572,000
Total future minimum lease payments	3,371,000
Sublease Rentals
2013	476,000
2014	492,000
2015	422,000
2016	400,000
2017	406,000
Thereafter	564,000
Total sublease rentals	2,760,000
Real estate lease of a franchisee
Future minimum lease payments under operating leases
Total future minimum lease payments	$ 1,200,000
Minimum
Commitments and Contingencies
Initial terms of non-cancellable operating lease agreements	1 year
Period of renewal options of operating leases	1 year
Maximum
Commitments and Contingencies
Initial terms of non-cancellable operating lease agreements	15 years
Period of renewal options of operating leases	5 years